Financial Instruments (Details) - Schedule of Existing Customers/Related Parties - PEN (S/) S/ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Counterparties with no external risk rating
Trade accounts receivable		S/ 659,476	S/ 678,925
Receivable from related parties and joint operators		528,285	542,392
Trade Accounts Receivable [Member]
Counterparties with no external risk rating
Trade accounts receivable		1,830,772	1,802,451
Receivable From Related Parties and Joint Operators [Member]
Counterparties with no external risk rating
Receivable from related parties and joint operators		16,006	27,745
A [Member]
Counterparties with no external risk rating
Trade accounts receivable		25,424	162,555
B [Member]
Counterparties with no external risk rating
Trade accounts receivable		1,801,336	1,635,926
C [Member]
Counterparties with no external risk rating
Trade accounts receivable		4,012	3,970
B [Member]
Counterparties with no external risk rating
Receivable from related parties and joint operators	[1]	16,006	18,760
C [Member]
Counterparties with no external risk rating
Receivable from related parties and joint operators			S/ 8,985

[1]	Does not include the balance receivable from GSP (note 11).